Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value
	Fair value measurements December 31, 2020
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$29,049	—	—	$29,049
Total	$29,049	—	—	$29,049
	Fair value measurements December 31, 2021
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$94,930	—	—	$94,930
Total	$94,930	—	—	$94,930